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[Aetna Logo]
[Aetna Letterhead]                                     151 Farmington Avenue
                                                       Hartford, CT  06156-8975

                                                       ANN H. BIERUT
                                                       Paralegal
                                                       AFS Law, TS31
December 15, 2000                                      (860) 273-0241
                                                       Fax:  (860) 273-9407

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE:    AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE
       ANNUITY ACCOUNT C
       PROSPECTUS TITLE: OPPORTUNITY PLUS - GROUP VARIABLE MULTIPLE OPTION ANNUITY CONTRACTS
       FILE NOS.: 33-75980* AND 811-2513
       RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement dated December 14, 2000 contained in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 ("Amendment No. 14") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 14 which was declared effective on December 14, 2000. The text of Amendment No. 14 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-0241.

Very truly yours,

/s/ Ann H. Bierut

Ann H. Bierut

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*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement:
33-75974.